REDEEMABLE NON-CONTROLLING INTEREST (Details) In Millions, unless otherwise specified	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Redeemable Non Controlling Interest Details [Abstract]
Fair value of the arrangement with IFC regarding 5% of Finansbank ordinary shares		€ 242.1
Consideration for the disposal of 5% of Finansbank ordinary shares to IFC	$ 259.2
Percentage Of disposal of Finansbank ordinary shares to IFC	5.00%	5.00%